May 25, 2007
VIA EDGAR AND FEDERAL EXPRESS
Jeffrey Riedler
Assistant Director
Division of Corporation Finance
Mail Stop 6010
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Amicus Therapeutics, Inc.
Registration Statement on Form S-1
File No. 333-141700
Dear Mr. Riedler:
     On behalf of our client, Amicus Therapeutics, Inc., a Delaware corporation (the “Company”), please find for review by the Securities and Exchange Commission (the “Commission”) four (4) copies of the Company’s Amendment No. 3 to the Registration Statement on Form S-1 (as amended, the “Registration Statement”), two (2) of which are marked to show changes from the filing of Amendment No. 2 to the Registration Statement on May 17, 2007. The Registration Statement has been revised to respond to the comment of the Staff of the Commission (the “Staff”) that was contained in your letter dated May 22, 2007 (the “Comment Letter”) and to effect such other changes as the Company deems appropriate.
     Set forth below is the responses of the Company to the comment in the Comment Letter. For ease of reference, the comment contained in the Comment Letter is printed below in bold and is followed by the Company’s response.
Consolidated Financial Statements, page F-1
1.	Please note that the final report and consent of your independent registered public accounting firm with its signature and date must be provided prior to your document being declared effective. Related reverse stock-split disclosure should also be updated to indicate the date of reverse stock split.
     In response to the Staff’s comment, the Company has revised the Registration Statement to (i) include a signature with both the final report and consent of its independent registered public accounting firm and (ii) update the reverse split disclosure to include the date of the reverse stock split.
* * *
     The Company would be grateful if the Staff would provide any comments to the revised Registration Statement at its earliest convenience so that the Company may provide any additional responses required.

Jeffrey Riedler
United States Securities and Exchange Commission
May 25, 2007

     Should you wish to discuss the enclosed materials or the contents of this letter at any time, please do not hesitate to contact the undersigned or my colleague Meerie M. Joung, Esq. of Bingham McCutchen LLP, the Company’s legal counsel, at (617) 951-8901 and (617) 951-8840, respectively.
Very truly yours,
/s/ Julio E. Vega, Esq.
Julio E. Vega, Esq.

Enclosures

cc:	Keira Ino (Securities and Exchange Commission)
Lisa Vanjoske (Securities and Exchange Commission)
Suzanne Hayes (Securities and Exchange Commission)
John Krug (Securities and Exchange Commission)
John F. Crowley (Amicus Therapeutics, Inc.)
Matthew R. Patterson (Amicus Therapeutics, Inc.)
James E. Dentzer (Amicus Therapeutics, Inc.)
Douglas A. Branch, Esq. (Amicus Therapeutics, Inc.)
Patrick O’Brien, Esq. (Ropes & Gray LLP)
Meerie M. Joung, Esq. (Bingham McCutchen LLP)